UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  120 South LaSalle Street, Suite 1320
          ---------------------------------
          Chicago, IL 60603
          ---------------------------------

13F File Number:  28-4021
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Nanni
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3984
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Anthony Nanni           Chicago, IL              July 21, 2010
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     74
                                            ---------------------
Form 13F Information Table Value Total:     $239,944
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                       2

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                                                   FORM 13F INFORMATION TABLE
    COLUMN 1                   COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                               TITLE                         SHARES/
                                OF                 VALUE       PRN     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
----------------------------  -------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
A. Schulman, Inc.               COM    808194104    2,584     136,300  SH            Sole                 136,300
Amerigroup Corporation          COM    03073T102    4,534     139,600  SH            Sole                 139,600
Anixter International Inc.      COM    035290105    2,006      47,100  SH            Sole                  47,100
Arris Group, Inc.               COM    04269Q100    2,679     262,924  SH            Sole                 262,924
ArvinMeritor, Inc.              COM    043353101    3,503     267,427  SH            Sole                 267,427
Asbury Automotive
Group, Inc.                     COM    043436104    4,174     396,057  SH            Sole                 396,057
Aspen Insurance
Holdings Limited                SHS    G05384105    4,297     173,673  SH            Sole                 173,673
B&G Foods, Inc.                 CLA    05508R106    3,450     320,000  SH            Sole                 320,000
Beacon Roofing Supply, Inc.     COM    073685109    1,724      95,689  SH            Sole                  95,689
Benchmark Electronics, Inc.     COM    08160H101    3,847     242,739  SH            Sole                 242,739
Big 5 Sporting
Goods Corporation               COM    08915P101    3,881     295,322  SH            Sole                 295,322
Big Lots, Inc.                  COM    089302103    5,991     186,700  SH            Sole                 186,700
Black Box Corporation           COM    091826107    2,761      99,012  SH            Sole                  99,012
Brady Corporation               CLA    104674106    2,629     105,500  SH            Sole                 105,500
Bristow Group Inc.              COM    110394103    2,290      77,900  SH            Sole                  77,900
Brocade Communications
Systems                       COM NEW  111621306    1,736     336,452  SH            Sole                 336,452
CAI International, Inc.         COM    12477X106    2,880     242,050  SH            Sole                 242,050
CBIZ, Inc.                      COM    124805102    3,985     626,500  SH            Sole                 626,500
Chemed Corporation              COM    16359R103    3,459      63,300  SH            Sole                  63,300
Cincinnati Bell Inc.            COM    171871106    4,515   1,500,028  SH            Sole               1,500,028
Columbia Banking
System, Inc.                    COM    197236102    3,170     173,600  SH            Sole                 173,600
Columbus McKinnon
Corporation                     COM    199333105    2,834     202,850  SH            Sole                 202,850
CoreLogic, Inc.                 COM    21871D103    2,826     160,000  SH            Sole                 160,000
Delphi Financial
Group, Inc.                     CLA    247131105    3,809     156,062  SH            Sole                 156,062
Douglas Dynamics, Inc.          COM    25960R105    2,065     179,600  SH            Sole                 179,600
Dynamex Inc.                    COM    26784F103    1,741     142,684  SH            Sole                 142,684
Energy Partners, Ltd.         COM NEW  29270U303    1,923     157,500  SH            Sole                 157,500
First Financial Bancorp         COM    320209109    4,126     276,000  SH            Sole                 276,000
Five Star Quality Care, Inc.    COM    33832D106    2,389     791,045  SH            Sole                 791,045
GP Strategies Corporation       COM    36225V104    1,406     193,700  SH            Sole                 193,700
Generac Holdings, Inc.          COM    368736104    2,751     196,376  SH            Sole                 196,376
General Cable Corporation       COM    369300108    3,089     115,900  SH            Sole                 115,900
GrafTech International Ltd.     COM    384313102    3,632     248,400  SH            Sole                 248,400
Group 1 Automotive, Inc.        COM    398905109    3,129     133,000  SH            Sole                 133,000
Harman International
Industries                      COM    413086109    1,844      61,700  SH            Sole                  61,700
Heidrick & Struggles
Int'l., Inc.                    COM    422819102    3,260     142,865  SH            Sole                 142,865
Hexcel Corporation              COM    428291108    3,747     241,600  SH            Sole                 241,600
Intermec, Inc.                  COM    458786100    2,029     198,000  SH            Sole                 198,000
Jos. A. Bank Clothiers, Inc.    COM    480838101    5,773     106,923  SH            Sole                 106,923
Kennametal Inc.                 COM    489170100    3,219     126,600  SH            Sole                 126,600
Key Energy Services, Inc.       COM    492914106    1,639     178,534  SH            Sole                 178,534
Kraton Performance
Polymers, Inc.                  COM    50077C106    4,421     235,300  SH            Sole                 235,300
MB Financial, Inc.              COM    55264U108    3,761     204,500  SH            Sole                 204,500
McCormick &
Schmick's Seafood               COM    579793100    2,362     316,600  SH            Sole                 316,600
Middleby Corporation            COM    596278101    4,186      78,700  SH            Sole                  78,700

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    COLUMN 1                   COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                               TITLE                         SHARES/
                                OF                 VALUE       PRN     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
----------------------------  -------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
Modine Manufacturing
Company                         COM    607828100    1,776     231,300  SH            Sole                 231,300
Monotype Imaging
Holdings Inc.                   COM    61022P100    3,026     335,900  SH            Sole                 335,900
NV Energy Inc.                  COM    67073Y106    3,508     297,000  SH            Sole                 297,000
NeuStar, Inc.                   CLA    64126X201    2,813     136,400  SH            Sole                 136,400
ON Semiconductor
Corporation                     COM    682189105    3,586     561,994  SH            Sole                 561,994
Ocwen Financial
Corporation                   COM NEW  675746309    3,200     314,000  SH            Sole                 314,000
Penson Worldwide, Inc.          COM    709600100    2,316     410,700  SH            Sole                 410,700
Pharmaceutical
Product Development             COM    717124101    4,622     181,900  SH            Sole                 181,900
R. R. Donnelley
& Sons Company                  COM    257867101    3,107     189,800  SH            Sole                 189,800
RF Micro Devices, Inc.          COM    749941100    1,599     409,000  SH            Sole                 409,000
Reinsurance Group
Of America, Inc.              COM NEW  759351604    5,346     116,947  SH            Sole                 116,947
Rudolph Technologies, Inc.      COM    781270103    1,740     230,400  SH            Sole                 230,400
SFN Group, Inc.                 COM    784153108    3,317     607,600  SH            Sole                 607,600
SYNNEX Corporation              COM    87162W100    3,911     152,654  SH            Sole                 152,654
Signet Jewelers Limited         SHS    G81276100    5,222     189,900  SH            Sole                 189,900
Sun Healthcare Group, Inc.    COM NEW  866933401    2,452     303,500  SH            Sole                 303,500
Symetra Financial
Corporation                     COM    87151Q106    3,973     331,100  SH            Sole                 331,100
Syniverse Holdings, Inc.        COM    87163F106    5,775     282,400  SH            Sole                 282,400
TNS, Inc.                       COM    872960109    4,133     237,000  SH            Sole                 237,000
Teleflex Incorporated           COM    879369106    4,528      83,420  SH            Sole                  83,420
Textainer Group
Holdings Limited                SHS    G8766E109    3,488     144,500  SH            Sole                 144,500
The Dress Barn, Inc.            COM    261570105    3,633     152,600  SH            Sole                 152,600
The Hanover
Insurance Group, Inc.           COM    410867105    5,224     120,100  SH            Sole                 120,100
TradeStation Group, Inc.        COM    89267P105    2,487     368,500  SH            Sole                 368,500
Triumph Group, Inc.             COM    896818101    3,891      58,400  SH            Sole                  58,400
United Rentals, Inc.            COM    911363109    2,028     217,600  SH            Sole                 217,600
Validus Holdings, Ltd.        COM SHS  G9319H102    2,618     107,200  SH            Sole                 107,200
Virtusa Corporation             COM    92827P102    2,444     261,916  SH            Sole                 261,916
Wilmington
Trust Corporation               COM    971807102    2,125     191,600  SH            Sole                 191,600
TOTAL                                             239,944
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